Lines of business (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Contribution of Segments to Overall Profitability

The following consolidating schedules present the contribution of our businesses to our overall profitability.

For the year ended Dec. 31, 2019	Investment Services	Investment Management		Other	Consolidated
(dollars in millions)
Total fee and other revenue	$8,894	$3,466	(a)	$888	$13,248	(a)
Net interest revenue (expense)	3,093	255		(160)	3,188
Total revenue	11,987	3,721	(a)	728	16,436	(a)
Provision for credit losses	(16)	(1)		(8)	(25)
Noninterest expense	8,049	2,643		208	10,900
Income before income taxes	$3,954	$1,079	(a)	$528	$5,561	(a)
Pre-tax operating margin (b)	33%	29%		N/M	34%
Average assets	$267,135	$30,697		$48,123	$345,955

(a)
Total fee and other revenue includes net income from consolidated investment management funds of $30 million, representing $56 million of income and income attributable to noncontrolling interests of $26 million. Total revenue and income before income taxes are net of noncontrolling interests of $26 million.

(b)	Income before income taxes divided by total revenue.

For the year ended Dec. 31, 2018	Investment Services	Investment Management		Other	Consolidated
(dollars in millions)
Total fee and other revenue	$8,926	$3,781	(a)	$85	$12,792	(a)
Net interest revenue (expense)	3,372	303		(64)	3,611
Total revenue	12,298	4,084	(a)	21	16,403	(a)
Provision for credit losses	1	3		(15)	(11)
Noninterest expense	8,058	2,818		334	11,210	(b)
Income (loss) before income taxes	$4,239	$1,263	(a)	$(298)	$5,204	(a)(b)
Pre-tax operating margin (c)	34%	31%		N/M	32%
Average assets	$262,747	$31,446		$49,581	$343,774

(a)
Total fee and other revenue include a net loss from consolidated investment management funds of $1 million, representing $13 million of losses and a loss attributable to noncontrolling interests of $12 million. Total revenue and income before income taxes are net of a loss attributable to noncontrolling interests of $12 million.

(b)	Noninterest expense and income before income taxes include a loss attributable to noncontrolling interests of $1 million related to other consolidated subsidiaries.

(c)	Income before income taxes divided by total revenue.

For the year ended Dec. 31, 2017	Investment Services	Investment Management		Other	Consolidated
(dollars in millions)
Total fee and other revenue	$8,527	$3,668	(a)	$7	$12,202	(a)
Net interest revenue (expense)	3,058	329		(79)	3,308
Total revenue (loss)	11,585	3,997	(a)	(72)	15,510	(a)
Provision for credit losses	(7)	2		(19)	(24)
Noninterest expense	7,747	2,854		347	10,948	(b)
Income (loss) before income taxes	$3,845	$1,141	(a)	$(400)	$4,586	(a)(b)
Pre-tax operating margin (c)	33%	29%		N/M	30%
Average assets	$254,646	$31,450		$57,752	$343,848

(a)
Total fee and other revenue includes net income from consolidated investment management funds of $37 million, representing $70 million of income and income attributable to noncontrolling interests of $33 million. Total revenue and income before income taxes are net of noncontrolling interests of $33 million.

(b)	Noninterest expense and income before income taxes include a loss attributable to noncontrolling interest of $9 million related to other consolidated subsidiaries.
(c)
Income before taxes divided by total revenue.